Trade and Other Payables - Summary of Trade and Other Current Payables (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Bills payable	¥ 3,348,163	$ 517,386	¥ 2,764,013
Joint ventures [member]
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Bills payable	105,600	16,300	125,000
Associates [member]
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Bills payable	12,900	2,000	10,100
Other related parties [member]
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Bills payable	¥ 249,000	$ 38,500	¥ 232,600